Interest Income (Expense), Net - Summary of Interest Income (Expense), Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Banking and Thrift, Interest [Abstract]
Income	$ 223	$ 303	$ 226
Expense	(55)	(85)	(55)
Total	$ 168	$ 218	$ 171